Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 386,935.76	$ 386,935.76
UNITED STATES | Bureau of Land Management, U.S. Department of the Interior in the United States of America
Total	$ 386,935.76	$ 386,935.76